Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

The Company has two reportable segments: NWC and HLYK. NWC is a multi-specialty medical group including OB/GYN (both Obstetrics and Gynecology), and General Practice. The practice’s office is located in Naples, Florida. HLYK plans to operate an online personal medical information and record archive system, the “HealthLynked Network”, which will enable patients and doctors to keep track of medical information via the Internet in a cloud based system. Patients will complete a detailed online personal medical history including past surgical history, medications, allergies, and family history. Once this information is entered patients and their treating physicians will be able to update the information as needed to provide a comprehensive medical history.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended June 30, 2018 and 2017 was as follows:

	Three Months Ended June 30, 2018					Three Months Ended June 30, 2017
	NWC		HLYK		Total	NWC		HLYK		Total
Revenue
Patient service revenue, net		$566,320	$	---	$566,320		$516,798	$	---		$516,798
Medicare incentives		---		---	---		---		---		---
Total revenue		566,320		---	566,320		516,798		---		516,798

Operating Expenses
Salaries and benefits		348,955		269,188	618,143		334,484		160,647		495,131
General and administrative		190,808		361,775	552,583		213,501		284,877		498,378
Depreciation and amortization		5,575		454	6,029		5,602		257		5,859
Total Operating Expenses		545,338		631,417	1,176,755		553,587		445,781		999,368

Loss from operations		$20,982		$(631,417)	$(610,435)		$(36,789)		$(445,781)		$(482,570)

Other Segment Information
Interest expense		$6,005		$45,001	$51,006		$5,603		$14,607		$20,210
Loss on extinguishment of debt	$	---		$(16,864)	$(16,864)	$	---	$	---	$	---
Loss at inception of convertible notes payable	$	---		$248,443	$248,443	$	---	$	---	$	---
Amortization of original issue and debt discounts on convertible notes	$	---		$244,563	$244,563	$	---		$58,524		$58,524
Change in fair value of derivative financial instruments	$	---		$52,786	$52,786	$	---	$	---	$	---

Segment information for the six months ended June 30, 2018 and 2017 was as follows:

	Six Months Ended June 30, 2018				Six Months Ended June 30, 2017
	NWC		HLYK	Total	NWC		HLYK		Total
Revenue
Patient service revenue, net		$1,211,959	$---	$1,211,959		$992,916	$	---		$992,916
Medicare incentives		---	---	---		---		---		---
Total revenue		1,211,959	---	1,211,959		992,916		---		992,916

Operating Expenses
Salaries and benefits		752,010	426,989	1,178,999		679,438		283,567		963,005
General and administrative		416,460	710,951	1,127,411		390,834		497,570		888,404
Depreciation and amortization		11,149	909	12,058		11,257		310		11,567
Total Operating Expenses		1,179,619	1,138,849	2,318,468		1,081,529		781,447		1,862,976

Loss from operations		$32,340	$(1,138,849)	$(1,106,509)		$(88,613)		$(781,447)		$(870,060)

Other Segment Information
Interest expense		$11,702	$79,651	$91,353		$11,363		$26,434		$37,797
Loss on extinguishment of debt	$	---	$308,359	$308,359	$	---	$	---	$	---
Loss at inception of convertible notes payable	$	---	$440,505	$440,505	$	---	$	---	$	---
Amortization of original issue and debt discounts on convertible notes	$	---	$399,398	$399,398	$	---		$130,568		$130,568
Change in fair value of derivative financial instruments	$	---	$38,165	$38,165	$	---	$	---	$	---

		As of June 30, 2018				As of December 31, 2017
Identifiable assets		$238,025	$447,305	$685,330		$248,255		$108,267		$356,522

During the three and six months ended June 30, 2018, HLYK recognized revenue of $6,888 related to subscription revenue billed to and paid for by NWC physicians for access to the HealthLynked Network, which the Company test-launched starting in the third quarter of 2017. The revenue for HLYK and related expense for NWC were eliminated on consolidation.

NOTE 14 – SEGMENT REPORTING

The Company has two reportable segments: NWC and HLYK. NWC is a multi-specialty medical group including OB/GYN (both Obstetrics and Gynecology), and General Practice. The practice’s office is located in Naples, Florida. HLYK plans to operate an online personal medical information and record archive system, the “HealthLynked Network”, which will enable patients and doctors to keep track of medical information via the Internet in a cloud based system. Patients will complete a detailed online personal medical history including past surgical history, medications, allergies, and family history. Once this information is entered patients and their treating physicians will be able to update the information as needed to provide a comprehensive medical history.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the years ended December 31, 2017 and 2016 was as follows:

	2017						2016
	NWC		HLYK		Total		NWC		HLYK		Total
Revenue
Patient service revenue, net		$2,103,579	$	---		$2,103,579		$1,945,664	$	---		$1,945,664
Medicare incentives		---		---		---		---		---		---
Total revenue		2,103,579		---		2,103,579		1,945,664		---		1,945,664

Operating Expenses
Salaries and benefits		1,395,455		626,990		2,022,445		1,338,572		221,153		1,559,725
General and administrative		854,080		994,786		1,848,866		1,023,691		520,175		1,543,866
Depreciation and amortization		22,387		1,219		23,606		16,461		---		16,461
Total Operating Expenses		2,271,922		1,622,995		3,894,917		2,378,724		741,328		3,120,052

Loss from operations		$(168,343)		$(1,622,995)		$(1,791,338)		$(433,060)		$(741,328)		$(1,174,388)

Other Segment Information
Interest expense		$22,857		$76,811		$99,668		$18,083		$18,545		$36,628
Loss on extinguishment of debt	$	---		$290,581		$290,581	$	---	$	---	$	---
Loss at inception of convertible notes payable	$	---		$72,956		$72,956	$	---	$	---	$	---
Amortization of original issue and debt discounts on convertible notes	$	---		$330,435		$330,435	$	---		$208,626		$208,626
Proceeds from settlement of lawsuit	$	---	$	---	$	---		$(43,236)	$	---		$(43,236)
Change in fair value of derivative financial instruments	$	---		$(3,967)		$(3,967)	$	---	$	---	$	---
Identifiable assets		$269,424		$170,359		$439,783		$240,115		$89,396		$329,511

During the year ended December 31, 2017, HLYK realized revenue of $4,414 to subscription revenue billed to and paid for by NWC physicians for access to the HealthLynked Network, which the Company test-launched during the third quarter of 2017. The revenue for HLYK and related expense for NWC were eliminated on consolidation.